Segment and geographical information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Business Segment Description
Business Segment Offerings:

Business Segment	Representative revenue-generating activities, products or services
MedSurg	●Provider of solutions including advanced wound care, I.V. site management, sterilization assurance, temperature management, surgical supplies, stethoscopes, and medical electrodes
Dental Solutions	●Provider of a comprehensive suite of dental and orthodontic products including brackets, aligners, restorative cements, and bonding agents
Health Information Systems
●Provider of software solutions – including computer-assisted physician documentation, direct-to-bill and coding automation, classification methodologies, speech recognition, and data visualization platforms

Purification and Filtration	●Provider of purification and filtration technologies including filters, purifiers, cartridges, and membranes

Schedule of Segment Reporting Information, by Segment
Business Segment Information

	Three months ended September 30,		Nine months ended September 30,
Net Sales (Millions)	2024	2023	2024	2023
MedSurg	$1,182	$1,180	$3,463	$3,464
Dental Solutions	313	331	979	1,023
Health Information Systems	326	321	971	953
Purification and Filtration	238	242	721	721
Corporate and Unallocated	23	—	$45	$—
Total Company	$2,082	$2,074	$6,179	$6,161

	Three months ended September 30,		Nine months ended September 30,
Operating Performance (Millions)	2024	2023	2024	2023
MedSurg	$243	$307	$678	$829
Dental Solutions	72	114	272	349
Health Information Systems	105	114	317	304
Purification and Filtration	20	48	78	134
Total business segment operating income	440	583	1,345	1,616
Corporate and Unallocated:
Amortization expense	(88)	(92)	(261)	(276)
Other corporate and unallocated	(77)	13	(184)	(54)
Total Corporate and Unallocated	(165)	(79)	(445)	(330)
Total Company operating income	275	504	900	1,286

Interest expense, net	107	—	260	—
Other expense/(income), net	1	4	48	10
Income before income taxes	$167	$500	$592	$1,276

Business Segment Information

	For the years ended December 31,
Net Sales (Millions)	2023	2022	2021
MedSurg	$4,632	$4,585	$4,632
Dental Solutions	1,329	1,327	1,396
Health Information Systems	1,285	1,227	1,160
Purification and Filtration	951	991	983
Corporate and Unallocated	—	—	—
Total Company	$8,197	$8,130	$8,171

	For the years ended December 31,
Operating Income (Millions)	2023	2022	2021
MedSurg	$1,107	$1,061	$1,226
Dental Solutions	442	437	482
Heath Information Systems	423	359	354
Purification and Filtration	162	177	229
Total business segment operating income	2,134	2,034	2,291
Corporate and Unallocated:
Amortization expense	(365)	(373)	(381)
Other Corporate and Unallocated	(77)	32	(31)
Total Corporate and Unallocated	$(442)	$(341)	$(412)
Total Company operating income	1,692	1,693	1,879

Other expense (income), net	25	1	(3)
Income before income taxes	$1,667	$1,692	$1,882

Long-Lived Assets by Geographic Areas	The following table presents long-lived assets based on the physical location of those assets.

	December 31,
Long-lived assets (Millions)	2023	2022
United States	$875	$836
Germany	477	412
Other countries	268	236
Worldwide	$1,620	$1,484

Revenue from External Customers by Geographic Areas
Sales are generally reported within the geographic area that originated the invoice to the Health Care Business customer.

	For the years ended December 31,
Net Sales (Millions)	2023	2022	2021
United States	$4,603	$4,450	$4,392
International	3,594	3,680	3,779
Worldwide	$8,197	$8,130	$8,171